SUBSEQUENT EVENTS (Details 7) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 08, 2015	Sep. 30, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Subsequent Events
Granted (in shares)			40,000
Restricted shares
Subsequent Events
Granted (in shares)			600,000	288,121	288,121	420,882	670,781
Peter Kim
Subsequent Events
Initial term of employment		3 years
Annual salary					$ 500,000
Annual discretionary bonus as a percentage of base salary					50.00%
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015
Subsequent Events
Initial term of employment	3 years
Annual salary	$ 600,000
Annual discretionary bonus as a percentage of base salary	50.00%
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015 | Restricted shares
Subsequent Events
Granted (in shares)	166,667
Vesting period	3 years
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015 | Performance shares
Subsequent Events
Granted (in shares)	166,667
Vesting period	3 years
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015 | Performance shares | First year of performance period | Maximum
Subsequent Events
Awards entitled to vest (as a percent)	33.30%
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015 | Performance shares | Second year of performance period | Maximum
Subsequent Events
Awards entitled to vest (as a percent)	33.30%
Expected | Subsequent event | Peter Kim | Employment Agreement dated September 8, 2015 | Performance shares | Third year of performance period | Maximum
Subsequent Events
Awards entitled to vest (as a percent)	33.30%
Expected | Subsequent event | Peter Kim | Non-Competition Agreement
Subsequent Events
Term of agreement	3 years